FAIR VALUE MEASUREMENTS (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) item	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016
Roll forward of major Level 3 investments
New addition	¥ 237,510	¥ 405,492
Disposal of investments	(195,000)	(400,101)
Effect of exchange rate change		¥ (5,391)
Fair value of Level 3 investments, ending balance	¥ 42,510
Derivative liabilities
Business valuation approach	us-gaap:ValuationTechniqueDiscountedCashFlowMember	us-gaap:ValuationTechniqueDiscountedCashFlowMember
Guarantee Liabilities [Abstract]
Percentage of Collection Rate	68.00%	57.00%	50.00%
Minimum
Guarantee Liabilities [Abstract]
Multiplier for amount of payment observing at end of first quarter comparing to end of second quarter | item	15
Development factors for payment matured two quarters and more	1.01
Initial expected delinquent ratios used in the EDR and PBF methods	4.00%
Maximum
Guarantee Liabilities [Abstract]
Multiplier for amount of payment observing at end of first quarter comparing to end of second quarter | item	20
Development factors for payment matured two quarters and more	1.65
Initial expected delinquent ratios used in the EDR and PBF methods	5.00%
Derivative liabilities | Discount rate
Derivative liabilities
Measurement inputs for derivative liabilities		15	16.5
Derivative liabilities | DLOM
Derivative liabilities
Measurement inputs for derivative liabilities		10	10
Guarantee liabilities | Minimum
Guarantee Liabilities [Abstract]
Discount factors for guarantee liabilities	0.96
Guarantee liabilities | Maximum
Guarantee Liabilities [Abstract]
Discount factors for guarantee liabilities	1
Fair Value, Measurements, Recurring
Assets:
Short-term investments	¥ 596,078	¥ 1,000
Available-for-sale security investment	41,179	39,205
Liabilities:
Derivative liabilities		1,596,424
Guarantee liabilities	316,064	173,907
Assets	637,257	40,205
Liabilities		1,770,331
Fair Value, Measurements, Recurring | Observable input (Level 2)
Assets:
Short-term investments	553,568	1,000
Liabilities:
Assets	553,568	1,000
Fair Value, Measurements, Recurring | Non-observable input (Level 3)
Assets:
Short-term investments	42,510
Available-for-sale security investment	41,179	39,205
Liabilities:
Derivative liabilities		1,596,424
Guarantee liabilities	316,064	173,907
Assets	¥ 83,689	39,205
Liabilities		¥ 1,770,331